Derivative Financial Instruments Fair Values of Derivatives by Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Asset and Liability Positions Netted	$ 1,763		$ 651
Collateral Not Netted Aggregate Fair Value	6,370		40,260
Derivative Asset Netting and Cash Collateral Adjustments	(4,277)		(15,481)
Derivative Liability Netting and Cash Collateral Adjustments	(40,367)		(110,641)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			703,000
Asset Derivatives, Fair Value, Gross Asset			0
Liability Derivatives, Fair Value, Gross Liability			105,166
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	0
Optional Forward Sales Commitments [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	75,239
Liability Derivatives, Fair Value, Gross Liability	347
Interest Rate Lock Commitments [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	590,020		1,737,555
Asset Derivatives, Fair Value, Gross Asset	896		10,904
Liability Derivatives, Fair Value, Gross Liability	2,566		970
Forward Sales Commitments [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,001,489		2,781,788
Asset Derivatives, Fair Value, Gross Asset	12,228		2,498
Liability Derivatives, Fair Value, Gross Liability	2,948		6,481
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	807,732		963,820
Asset Derivatives, Fair Value, Gross Asset	4,073		10,368
Liability Derivatives, Fair Value, Gross Liability	14,318		2,121
Equity, Foreign Currency, Commodity and Metals Indexed Options [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	171,405		150,885
Asset Derivatives, Fair Value, Gross Asset	7,719		15,880
Liability Derivatives, Fair Value, Gross Liability	0		0
Options Embedded in Customer Deposits [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	170,176		150,181
Asset Derivatives, Fair Value, Gross Asset	0		0
Liability Derivatives, Fair Value, Gross Liability	7,689		15,750
Indemnification Asset [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	147,897		273,687
Asset Derivatives, Fair Value, Gross Asset	7,531		9,092
Liability Derivatives, Fair Value, Gross Liability	0		0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	32,447		48,742
Liability Derivatives, Fair Value, Gross Liability	27,868		25,322
Derivative Asset Netting and Cash Collateral Adjustments	(4,277)	[1]	(15,481)	[1]
Derivative Liability Netting and Cash Collateral Adjustments	(40,367)	[1]	(110,641)	[1]
Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	28,170		33,261
Liability Derivatives, Fair Value, Gross Liability	15,398		20,426
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			31,247
Asset Derivatives, Fair Value, Gross Asset			0
Liability Derivatives, Fair Value, Gross Liability			579
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	253,000
Asset Derivatives, Fair Value, Gross Asset	0
Liability Derivatives, Fair Value, Gross Liability	$ 27,897

[1]	(1) Amounts represent the effect of legally enforceable master netting agreements that allow the Company to settle positive and negative positions as well as cash collateral and related accrued interest held or placed with the same counterparties. Amounts as of December 31, 2013 and 2012 include derivative positions netted totaling $1,763 and $651, respectively.